PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Land	$ 4,311	$ 2,098
Buildings	11,497	7,052
Leasehold Improvements	10,762	7,563
Furniture and Equipment	12,549	10,867
Construction in Process	45	84
Total	39,164	27,664
Accumulated depreciation and amortization	(18,074)	(16,448)
Premises and equipment, net	$ 21,090	$ 11,216